ORDINARY SHARES AND STATUTORY RESERVE (Statutory Reserve) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ORDINARY SHARES AND STATUTORY RESERVE [Abstract]
Appropriations	$ 5,264,194	$ 2,572,599	$ 1,972,313
Statutory reserve	$ 11,511,634	$ 6,247,440	$ 3,674,841